LEASES (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Schedule of right of use assets
September 30, 2020

Non-current assets
Right of use assets, operating leases, net of amortization	$62,290

Schedule of lease cost
Nine months ended September 30, 2020

Operating lease expense	$29,588

Schedule of maturity of operating leases
Amount
Undiscounted minimum future lease payments
Total instalments due:
2020	$11,835
2021	47,340
2022	7,890
67,065
Imputed interest	(4,775)
Total operating lease liability	$62,290

Disclosed as:
Current portion	$43,049
Non-current portion	19,241
$62,290

Schedule of other lease information
Nine months ended September 30, 2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(29,588)

Remaining lease term – operating lease	17 months

Discount rate – operating lease	10.0%